Investment properties_Reconciliation of investment properties (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2018 KRW (₩)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 KRW (₩)
Reconciliation of changes in investment property [Abstract]
Beginning balance	₩ 371,301,000,000		₩ 358,497,000,000
Changes in investment property [Abstract]
Acquisition	7,311,000,000		1,221,000,000
Disposal	(1,738,000,000)		(225,000,000)
Depreciation	(2,010,000,000)		(1,991,000,000)
Transfer	6,333,000,000		(2,708,000,000)
Classified to assets held for sale	0		(534,000,000)
Foreign currencies translation adjustments	(79,000,000)		(120,000,000)
Others	59,000,000		5,797,000,000
Ending balance	₩ 381,177,000,000	$ 342,847	₩ 359,937,000,000